Investments Held in Trust Account (Details) - Schedule of assets that are measured at fair value - USD ($)	Mar. 31, 2022	Dec. 31, 2021
Level 1 [Member]
Assets:
Trust Account - U.S. Treasury Securities Money Market Fund	$ 44,895,493	$ 44,891,829